Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses		$ 175,463	$ 215,533
Held-to-maturity, at fair value		272,386	212,307
Mortgage servicing rights, carried at fair value		6,920	6,125
Equity securities, carried at fair value		39,098	34,009
Loans		895,394	887,637
Assets	[1]	1,948,068	1,952,911
Liabilities
Accrued expenses and other liabilities, carried at fair value		20,685	22,441
Long-term debt		160,689	212,950
Total liabilities	[2]	$ 1,757,958	$ 1,767,199
Wells Fargo stockholders’ equity:
Common stock, par value (in dollars per share)		$ 1.6666	$ 1.6666
Common stock, shares authorized		9,000,000,000	9,000,000,000
Common stock, shares issued		5,481,811,474	5,481,811,474
Treasury stock, shares		1,596,009,977	1,337,799,931
Fair value option election [Member]
Assets [Abstract]
Loans held for sale, carried at fair value		$ 15,895	$ 18,806
Carrying value [Member]
Liabilities
Long-term debt		160,660	212,922
VIEs that we consolidate [Member]
Assets [Abstract]
Assets		7,529	13,983
VIEs that we consolidate [Member] | Carrying value [Member]
Assets [Abstract]
Debt securities		71	967
Loans		4,476	10,869
All other assets		234	310
Assets		4,781	12,146
Liabilities
Long-term debt		149	203
All other liabilities		259	1,100
VIEs that we consolidate [Member] | Carrying value [Member] | Nonrecourse [Member]
Liabilities
Long-term debt		149	203
All other liabilities		259	900
Total liabilities		$ 408	$ 1,100

[1]	Our consolidated assets at December 31, 2021 and 2020, included the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $71 million and $967 million; Loans, $4.5 billion and $10.9 billion; All other assets, $234 million and $310 million; and Total assets, $4.8 billion and $12.1 billion, respectively.
[2]	Our consolidated liabilities at December 31, 2021 and 2020, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $149 million and $203 million; All other liabilities, $259 million and $900 million; and Total liabilities, $408 million and $1.1 billion, respectively.